Deposits [Text Block]	12 Months Ended
Mar. 31, 2017
Banking and Thrift [Abstract]
Deposits [Text Block]
9.	DEPOSITS

The balances of time deposits, including CDs, issued in amounts of ¥10 million (approximately U.S.$90 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2017) or more with respect to domestic deposits and issued in amounts of U.S.$100,000 or more with respect to foreign deposits were ¥29,005,124 million and ¥23,867,036 million, respectively, at March 31, 2016, and ¥27,891,132 million and ¥22,944,072 million, respectively, at March 31, 2017.

The maturity information at March 31, 2017 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥35,177,306	¥22,778,522
Due after one year through two years	5,393,185	509,304
Due after two years through three years	2,901,566	278,477
Due after three years through four years	925,646	146,359
Due after four years through five years	694,803	56,127
Due after five years	846,850	25,525

Total	¥45,939,356	¥23,794,314